Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Corporate income tax rate	16.50%
Change in valuation allowance	$ 3,556	$ 4,680
Accumulated undistributed earnings from a foreign subsidiary	569,000
Deferred tax liability on undistributed foreign earnings	0
Unrecognized tax benefit	35,258	43,584	$ 43,764	$ 37,105
Total amount of interest expense and penalties	465	1,053	$ 1,072
Total amount of accrued interest and penalties	$ 6,332	$ 6,797
Effective Income Tax Rate Reconciliation, Percent	12.50%	16.90%	13.40%
Minimum
Tax Credit Carryforward [Line Items]
Corporate income tax rate	12.00%
Maximum
Tax Credit Carryforward [Line Items]
Corporate income tax rate	21.00%
Foreign Tax Authority | Internal Revenue Service (IRS) | Tax Year 2017
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	$ 23,605
Foreign Tax Authority | Internal Revenue Service (IRS) | Tax Year 2018
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	$ 27,848
Operating loss carryforward expiration year description	carryforward indefinitely
Foreign Tax Authority | Maximum | Internal Revenue Service (IRS) | Tax Year 2017
Tax Credit Carryforward [Line Items]
Federal net operating loss carryforwards expiration year	2037
Foreign Tax Authority | Research And Development | Internal Revenue Service (IRS)
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 2,205
Tax credit carryforward expiration year for federal	2045
State and Local Jurisdiction | Minimum | Internal Revenue Service (IRS) | Tax Year 2017
Tax Credit Carryforward [Line Items]
Federal net operating loss carryforwards expiration year	2026
State and Local Jurisdiction | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 1,398
Tax credit carryforward expiration year for state	no expiration date in California